Label	Element	Value
Sale of private placement warrants to Sponsor in private placement	us-gaap_AdjustmentsToAdditionalPaidInCapitalWarrantIssued	$ 11,100,000
Sale of units in initial public offering, net of offering costs	bbcp_StockIssuedDuringPeriodValueIssuesInInitialPublicOffering	216,715,490
Common stock subject to possible redemption	us-gaap_StockRedeemedOrCalledDuringPeriodValue	(222,522,823)
Retained Earnings [Member]
Net income (loss)	us-gaap_NetIncomeLoss	(317,666)
Additional Paid-in Capital [Member]
Issuance of Class A common stock	us-gaap_StockIssuedDuringPeriodValueNewIssues	24,425
Sale of private placement warrants to Sponsor in private placement	us-gaap_AdjustmentsToAdditionalPaidInCapitalWarrantIssued	11,100,000
Sale of units in initial public offering, net of offering costs	bbcp_StockIssuedDuringPeriodValueIssuesInInitialPublicOffering	216,713,190
Common stock subject to possible redemption	us-gaap_StockRedeemedOrCalledDuringPeriodValue	(222,520,641)
Common Class B [Member] | Common Stock [Member]
Issuance of Class A common stock	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 575
us-gaap_SharesOutstanding	us-gaap_SharesOutstanding	5,750,000
Issuance of Class B common stock to Sponsor (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues	5,750,000
Common Class A [Member] | Common Stock [Member]
Sale of units in initial public offering, net of offering costs (in shares)	bbcp_StockIssuedDuringPeriodSharesIssuesInInitialPublicOffering	23,000,000
Sale of units in initial public offering, net of offering costs	bbcp_StockIssuedDuringPeriodValueIssuesInInitialPublicOffering	$ 2,300
Common stock subject to possible redemption	us-gaap_StockRedeemedOrCalledDuringPeriodValue	$ (2,182)
us-gaap_SharesOutstanding	us-gaap_SharesOutstanding	1,184,037
Issuance of Class B common stock to Sponsor (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues	21,815,963